Financial Instruments (Details) - Schedule of Assets and Liabilities Denominated in Foreign Currencies - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
NTD:USD [Member]
Monetary items
Foreign currency amount, Financial assets	$ 519,626,000	$ 516,510,000
Exchange rate, Financial assets	0.031%	0.033%
Book value, Financial assets	$ 15,981,373	$ 16,844,446
Monetary items
Foreign currency amount, Financial liabilities	$ 695,799,000	$ 614,748,000
Exchange rate, Financial liabilities	0.031%	0.033%
Book value, Financial liabilities	$ 21,399,647	$ 20,048,202
EGP:USD [Member]
Monetary items
Foreign currency amount, Financial assets	$ 2,032,144,000	$ 600,433,000
Exchange rate, Financial assets	0.021%	0.055%
Book value, Financial assets	$ 33,046,767	$ 33,285,236
Monetary items
Foreign currency amount, Financial liabilities	$ 741,599,000	$ 432,966,000
Exchange rate, Financial liabilities	0.021%	0.033%
Book value, Financial liabilities	$ 15,425,249	$ 14,158,000
GBP:USD [Member]
Monetary items
Foreign currency amount, Financial liabilities	$ 14,240,000	$ 12,619,000
Exchange rate, Financial liabilities	1.26%	1.27%
Book value, Financial liabilities	$ 17,941,994	$ 16,025,800